Related party relationship and transactions (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Subsidiaries and Associates

List of subsidiaries and associates as at March 31, 2023, are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Consulting India Private Limited			India
Capco Technologies Private Limited			India
Encore Theme Technologies Private Limited			India
Wipro Chengdu Limited			China
Wipro Holdings (UK) Limited			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Spain Digital, S.L.U	Spain
		Designit Sweden AB	Sweden
		Designit T.L.V Ltd.	Israel
	Wipro 4C NV		Belgium
		Wipro 4C Consulting France SAS	France
		Wipro 4C Danmark ApS	Denmark
		Wipro 4C Nederland B.V	Netherlands
		Wipro Weare4C UK Limited (1)	U.K.
	Wipro Bahrain Limited Co. W.L.L		Bahrain
	Wipro Financial Outsourcing Services Limited (formerly known as Wipro Europe Limited)		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
	Wipro Gulf LLC		Sultanate of Oman
	Wipro IT Services S.R.L.		Romania
Wipro HR Services India Private Limited			India
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro IT Services UK Societas			U.K.
	Grove Holdings 2 S.á.r.l		Luxembourg
		Capco Solution Services Gmbh	Germany
		The Capital Markets Company Italy Srl	Italy
		Capco Brasil Serviços E Consultoria Em Informática Ltda	Brazil
		The Capital Markets Company BV (1)	Belgium
	PT. WT Indonesia		Indonesia
	Rainbow Software LLC		Iraq
	Wipro Arabia Limited (2)		Saudi Arabia
		Women's Business Park Technologies Limited (2)	Saudi Arabia
	Wipro Doha LLC		Qatar
	Wipro Holdings Hungary Korlátolt Felelősségű Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelősségű Társaság	Hungary
	Wipro Information Technology Egypt SAE		Egypt
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro do Brasil Technologia Ltda (1)	Brazil
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Portugal S.A. (1)	Portugal
		Wipro Solutions Canada Limited	Canada
		Wipro Technologies Limited	Russia

		Wipro Technologies Peru SAC	Peru
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Technology Chile SPA	Chile
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Technologies Australia Pty Ltd		Australia
		Wipro Ampion Holdings Pty Ltd (1) (formerly known as Ampion Holdings Pty Ltd)	Australia
	Wipro Technologies SA		Argentina
	Wipro Technologies SA DE CV		Mexico
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro Technologies SRL		Romania
	Wipro (Thailand) Co. Limited		Thailand
Wipro Japan KK			Japan
	Designit Tokyo Co., Ltd.		Japan
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
Wipro Overseas IT Services Private Limited			India
Wipro Philippines, Inc.			Philippines
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro VLSI Design Services India Private Limited			India
Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		Cardinal US Holdings, Inc.(1)	USA
		Convergence Acceleration Solutions, LLC	USA
		Designit North America, Inc.	USA
		Edgile, LLC	USA
		HealthPlan Services, Inc. (1)	USA
		Infocrossing, LLC	USA
		International TechneGroup Incorporated (1)	USA
		LeanSwift Solutions, Inc.(1)	USA
		Rizing Intermediate Holdings, Inc. (1)	USA
		Wipro Appirio, Inc. (1)	USA
		Wipro Designit Services, Inc. (1)	USA
		Wipro VLSI Design Services, LLC	USA

The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD' incorporated in South Africa and Wipro Foundation in India.

(2) All the above direct subsidiaries are 100% held by the Company except that the Company holds 66.67% of the equity securities of Wipro Arabia Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Limited.

(1) Step Subsidiary details of Cardinal US Holdings, Inc., HealthPlan Services, Inc., International TechneGroup Incorporated, LeanSwift Solutions, Inc., Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda, Wipro Portugal S.A. and Wipro Weare4C UK Limited are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Cardinal US Holdings, Inc.			USA
	ATOM Solutions LLC		USA
	Capco Consulting Services LLC		USA
	Capco RISC Consulting LLC		USA
	The Capital Markets Company LLC		USA
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	MechWorks S.R.L.		Italy
LeanSwift Solutions, Inc.			USA
	LeanSwift AB		Sweden
	LeanSwift Solutions, LLC		USA
Rizing Intermediate Holdings, Inc.			USA
	Rizing Lanka (Pvt) Ltd (formerly known as Attune Lanka (Pvt) Ltd)		Sri Lanka
		Attune Netherlands B.V. (3)	Netherlands
	Rizing Solutions Canada Inc.		Canada
	Rizing LLC		USA
		Aasonn Philippines Inc.	Philippines
		Rizing B.V.	Netherlands
		Rizing Consulting Ireland Limited	Ireland
		Rizing Consulting Pty Ltd.	Australia
		Rizing Geospatial LLC	USA
		Rizing GmbH	Germany
		Rizing Limited	U.K.
		Rizing Middle East DMCC	United Arab Emirates
		Rizing Pte Ltd. (3)	Singapore
		Vesta Middle East FZE	United Arab Emirates
The Capital Markets Company BV			Belgium
	CapAfric Consulting (Pty) Ltd		South Africa
	Capco Belgium BV		Belgium
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia
	Capco Consultancy (Thailand) Ltd		Thailand
	Capco Consulting Singapore Pte. Ltd		Singapore
	Capco Greece Single Member P.C		Greece
	Capco Poland sp. z.o.o		Poland
	The Capital Markets Company (UK) Ltd		U.K.
		Capco (UK) 1, Limited	U.K.
	The Capital Markets Company BV		Netherlands
	The Capital Markets Company GmbH		Germany
		Capco Austria GmbH	Austria
	The Capital Markets Company Limited		Hong Kong
		Capco Consulting Services (Guangzhou) Company Limited	China
	The Capital Markets Company Limited		Canada
	The Capital Markets Company S.á.r.l		Switzerland
		Andrion AG	Switzerland
	The Capital Markets Company S.A.S		France
	The Capital Markets Company s.r.o		Slovakia
Wipro Ampion Holdings Pty Ltd (formerly known as Ampion Holdings Pty Ltd)			Australia
	Wipro Ampion Pty Ltd (formerly known as Ampion Pty Ltd)		Australia

		Wipro Iris Holdco Pty Ltd (3) (formerly known as Iris Holdco Pty Ltd)	Australia
	Wipro Revolution IT Pty Ltd (formerly known as Revolution IT Pty Ltd)		Australia
	Crowdsprint Pty Ltd		Australia
	Wipro Shelde Australia Pty Ltd (formerly known as Shelde Pty Ltd)		Australia
Wipro Appirio, Inc.			USA
	Wipro Appirio (Ireland) Limited		Ireland
		Wipro Appirio UK Limited	U.K.
	Wipro Appirio, K.K.		Japan
	Topcoder, LLC.		USA
Wipro Designit Services, Inc.			USA
	Wipro Designit Services Limited		Ireland
Wipro do Brasil Technologia Ltda			Brazil
	Wipro do Brasil Servicos Ltda		Brazil
	Wipro Do Brasil Sistemetas De Informatica Ltd		Brazil
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Wipro Business Solutions GmbH (3)	Germany
		Wipro IT Services Austria GmbH	Austria
Wipro Weare4C UK Limited			U.K.
	CloudSocius DMCC		United Arab Emirates

(3) Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd., Wipro Business Solutions GmbH and Wipro Iris Holdco Pty Ltd are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Attune Netherlands B.V.			Netherlands
	Attune Australia Pty Ltd		Australia
	Rizing Consulting USA, Inc. (formerly known as Attune Consulting USA, Inc.)		USA
	Rizing Germany GmbH (formerly known as Attune Germany GmbH)		Germany
	Attune Italia S.R.L		Italy
	Rizing Management LLC (formerly known as Attune Management LLC)		USA
	Attune UK Ltd.		U.K.
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand
	Rizing Philippines Inc.		Philippines
	Rizing SDN BHD		Malaysia
	Rizing Solutions Pty Ltd		Australia
	Synchrony Global SDN BHD		Malaysia
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania
Wipro Iris Holdco Pty Ltd (formerly known as Iris Holdco Pty Ltd)			Australia
	Wipro Iris Bidco Pty Ltd (formerly known as Iris Bidco Pty Ltd)		Australia

As at March 31, 2023, the Company held 43.7% interest in Drivestream Inc., accounted for using the equity method.

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Promoters
Azim Premji Foundation for Development	Entity controlled by Promoters
Hasham Traders	Entity controlled by Promoters
Prazim Traders	Entity controlled by Promoters
Zash Traders	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Promoters
Azim Premji Trust	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd	Entity controlled by Promoters
Hasham Premji Pvt Ltd	Entity controlled by Promoters
PI Opportunites Fund I	Entity controlled by Promoters
PI Opportunities Fund II	Entity controlled by Promoters
Apex Trust	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd	Entity controlled by Promoters
Pioneer Private Trust	Entity controlled by Promoters
Pioneer Investment Fund	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd	Entity controlled by Promoters
Pl International Holdings LLC	Entity controlled by Promoters
Tarish Investment & Trading Co. Pvt Ltd	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited	Entity controlled by Promoters
Azim Premji Education Trust	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Napean Opportunities LLP	Entity controlled by Promoters
Best Value Chem Private Limited	Entity controlled by Promoters
PI Investment Advisory LLP	Entity controlled by Promoters
WEPL Family Trust	Entity controlled by Promoters
Hygienic Research Institute Private Limited	Entity controlled by Promoters
S.B. Packagings Private Limited	Entity controlled by Promoters
Wipro Enterprises (P) Limited	Entity controlled by Promoters
Financial Software and Systems Private Limited	Entity with significant influence of Promoters
Wipro GE Healthcare Private Limited	Joint Venture between Wipro Enterprises (P) Limited and General Electric

Key management personnel
Rishad A. Premji	Chairman of the Board (designated as "Executive Chairman")
Thierry Delaporte	Chief Executive Officer and Managing Director
Azim H. Premji	Non-Executive, Non-Independent Director (designated as "Founder Chairman") (1)
William Arthur Owens	Independent Director (2)
Päivi Rekonen	Independent Director (3)
Ireena Vittal	Independent Director
Dr. Patrick J. Ennis	Independent Director
Patrick Dupuis	Independent Director
Deepak M. Satwalekar	Independent Director
Tulsi Naidu	Independent Director
Jatin Pravinchandra Dalal	Chief Financial Officer

(1) Mr. Azim H. Premji is the ultimate controlling party.

(2) Mr. William Arthur Owens retired as Independent Director with effect from July 31, 2022.

(3) Ms. Päivi Rekonen was appointed as Independent Director with effect from October 1, 2022 for a term of five years.

Relatives of key management personnel:

- Yasmeen A. Premji

- Tariq A. Premji

Summary of List of Controlled Trusts	The list of controlled trusts and firms are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

Summary of Related Party Transactions

	Entities controlled by/with significant influence of Directors						Key Management Personnel
Transactions / balances	2021		2022		2023		2021		2022		2023
Sale of goods and services	₹	171	₹	182	₹	451	₹	-	₹	-	₹	-
Assets purchased		423		158		129		-		-		-
Dividend (1)		3,760		3,760		22,555		242		244		1,458
Buyback of shares		91,562		-		-		-		-		-
Rental income		50		3		26		-		-		-
Rent paid		2		2		1		7		8		7
Others		44		49		27		-		-		-

Key management personnel (2)
Remuneration and short-term benefits	₹	-	₹	-	₹	-	₹	741	₹	805	₹	811
Other benefits		-		-		-		231		376		301

Balance as at the year end
Receivables	₹	241	₹	198	₹	313	₹	-	₹	-	₹	-
Payables		-		-		-		333		293		167

(1) Includes relative of key management personnel.

(2) Post-employment benefits comprising compensated absences is not disclosed, as this is determined for the Company as a whole. Other benefits include ₹ 219, ₹ 368, and ₹ 292 as of March 31, 2021, 2022 and 2023, respectively towards amortization of RSUs granted to them which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.